Adoption of new accounting standards	12 Months Ended
Dec. 31, 2025
Disclosure of Significant Accounting Policies [Abstract]
Adoption of new accounting standards
5. Adoption of new accounting standards
(i) Current adoption of new accounting standards
The following amendments to existing standards have been adopted by the Company commencing January 1, 2025:
Lack of Exchangeability (Amendment to IAS 21, The Effects of Changes in Foreign Exchange Rates)
Eldorado has adopted 'Lack of Exchangeability (Amendment to IAS 21, The Effects of Changes in Foreign Exchange Rates)'. In August 2023, the IASB published this amendment to require an entity to apply a consistent approach to assessing whether a currency is exchangeable into another currency and, when it is not, to determine the exchange rate to use and the disclosures to provide. The Company has considered the amendment and concluded that there is no material impact on the consolidated financial statements from the adoption of this amendment.
(ii) New standards issued and not yet effective
Below are new standards, amendments to existing standards and interpretations that have been issued and are not yet effective. The Company plans to apply the new standards or interpretations in the annual period for which they are effective.
Amendments to the Classification and Measurement of Financial Instruments: Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures
In May 2024, the IASB issued 'Amendments to the Classification and Measurement of Financial Instruments (Amendments to IFRS 9 and IFRS 7)'. The amendments clarify the date of recognition and derecognition of some financial assets and financial liabilities, with a new exception that permits companies to elect to derecognize certain financial liabilities settled via electronic payment systems earlier than the settlement date. It also clarifies guidance on assessing whether a financial asset meets the solely payments of principal and interest criterion, it adds new disclosures for certain instruments with contractual terms that can change cash flows and updates the disclosures for equity instruments designated at FVTOCI. The amendments apply for annual reporting periods beginning on or after January 1, 2026, and are applied retrospectively. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.
IFRS 18: Presentation and Disclosure in Financial Statements
In April 2024, the IASB published its new standard IFRS 18 ‘Presentation and Disclosures in Financial Statements' that will replace IAS 1 'Presentation of Financial Statements' which sets out presentation and base disclosure requirements for financial statements. The changes, which mostly affect the income statement, include the introduction of categories and defined subtotals to allow better comparison between entities. Along with the introduction of requirements to improve aggregation and disaggregation of line items presented on the primary financial statements, that aim at additional relevant information and ensure that material information is not obscured. Companies will also have to disclose information on Management-defined Performance Measures in the notes to the financial statements. The amendments apply for annual reporting periods beginning on or after January 1, 2027, and are applied retrospectively. The Company is currently evaluating the impact of the new standard on its consolidated financial statements.